Leases - Summary Of Supplemental Balance Sheet Information Related To Leases (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Lessee Operating Leases [Line Items]
Right-of-use assets	$ 294.1	$ 344.3
Lease liabilities (current)	44.0	44.4
Operating Leases, Liabilities, non-current	290.7	329.7
Operating Lease, Liability	$ 334.7	$ 374.1
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accrued Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent